Auditor remuneration - Summary of Auditor Remuneration (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditor's remuneration [abstract]
Auditor fees	€ 5	€ 5	€ 4